Stockholders' equity (Details 2)	9 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD	Jun. 30, 2014 Stock Options [Member] USD ($)	Mar. 31, 2015 Stock Options [Member] USD ($)	Dec. 31, 2013 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance			3,240,000	3,187,214	1,020,000
Granted	600,000	600,000		600,000	2,340,000	1,020,000
Cancelled				(120,000)
Forfeited	(120,000)	(120,000)	(52,786)	(72,214)	(120,000)
Ending Balance	3,595,000	3,595,000	3,187,214	3,595,000	3,240,000	1,020,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (in Dollars per share)			$ 0.96	$ 0.96	$ 0.47
Granted	$ 0.39	0.88		$ 0.88	$ 1.15	$ 0.47
Cancelled ( in Dollars per share)				$ 1.05
Forfeited (in Dollars per share)	$ 1.05		$ 0.47	$ 0.58	$ 0.47
Ending balance (in Dollars per share)	$ 0.94		$ 0.96	$ 0.94	$ 0.96	$ 0.47